Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2020
ProShares Morningstar Alternatives Solution ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morningstar Alternatives Solution ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified AlternativesSM Index (the "Index"). The Index seeks to provide diversified exposure to alternative asset classes. The Index consists of a comprehensive set of exchange-traded funds ("ETFs") in the ProShares lineup that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge-fund replication, private equity, infrastructure or inflation-related investments.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund (and each Underlying ETF (as defined below) in which the Fund invests) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund's performance. To the extent an Underlying ETF incurs costs related to portfolio turnover, such costs would have a negative effect on the performance of the Underlying ETF, and thus the Fund, but will not be reflected in the Fund's portfolio turnover rate. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 52% of the average value of its entire portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in ETFs that ProShares Advisors believes, in combination, should track the performance of the Index.

The Fund is a fund of ETFs and seeks to achieve its investment objective by investing primarily in the "Underlying ETFs," which are ETFs, sponsored by ProShare Advisors or its affiliates.

The Fund is designed to provide investors with a comprehensive solution to their alternatives allocation by investing in the alternative ETFs (i.e., ETFs that invest in alternative asset classes or that have non-traditional investment strategies) comprising its Index.

The Index is designed to provide diversified exposure to alternative asset classes when combined with a range of traditional investments. It allocates among a comprehensive set of alternative ETFs that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure, or inflation related investments.

The Index allocates weights to the Underlying ETFs based on a proprietary optimization model. The model annually calculates the allocation to each Underlying ETF based on the improvement in portfolio risk/return characteristics each Underlying ETF may provide to a traditional stock and bond portfolio. In addition, at each monthly rebalance, the Index applies a tactical momentum signal designed to increase the allocations towards asset classes that exhibited positive relative trends over the prior six months.

As of June 30, 2020, the Underlying ETFs included: ProShares Managed Futures Strategy ETF, ProShares Hedge Replication ETF, ProShares Merger ETF, ProShares RAFI Long/Short, ProShares Global Listed Private Equity ETF, ProShares DJ Brookfield Global Infrastructure ETF, and ProShares Inflation Expectations ETF. A brief description of each of these Underlying ETFs follows.

ProShares Managed Futures Strategy ETF (FUT) is an actively managed ETF that seeks to achieve positive returns that are not directly correlated to broad equity or fixed income markets. The Fund uses the S&P® Strategic Futures Index as a performance benchmark. The S&P® Strategic Futures Index was developed by Standard & Poors and is a long/short rules-based investable index that seeks to capture the economic benefit from trends (in either direction) in physical commodities, interest rates and currencies by taking long or short positions in related futures contracts based on the performance trends of the individual components.

ProShares Hedge Replication ETF (HDG) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series ("Factor Model"). The Factor Model, established by Merrill Lynch International (the "Model Sponsor"), seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI").

ProShares Merger ETF (MRGR) seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index ("Merger Arbitrage Index"). The Merger Arbitrage Index is designed to provide exposure to a global merger arbitrage strategy. A global merger arbitrage strategy seeks to capture the spread between the price at which the stock of a company (each such company, a "Target") trades after a proposed acquisition of such Target is announced and the value (cash plus stock) that the acquiring company (the "Acquirer") has proposed to pay for the stock of the Target.

ProShares RAFI TM Long/Short (RALS) seeks investment results, before fees and expenses, that track the performance of the FTSE RAFITM US 1000 Long/Short Total Return Index ("RAFI Index"). The RAFI Index methodology seeks to leverage a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities. By obtaining long exposure to a non-capitalization weighted "fundamental" index and short exposure to a market capitalization weighted index in an equal dollar amount, the Index seeks to deliver the difference in performance (outperformance or underperformance) between the fundamentally weighted index and the market capitalization weighted index. In general, when fundamental weighting is outperforming capitalization weighting, the RAFI Index, expects to have positive performance. When capitalization weighting is outperforming fundamental weighting, the RAFI Index and Fund expect to have negative performance.

ProShares Global Listed Private Equity ETF (PEX) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index ("LPX Index"). The LPXI index consists of up to 30 qualifying listed private equity companies whose direct private equity investments, as well as cash and cash equivalent positions and post-initial public offering listed investments, represent more than 80% of the total assets of the company.

ProShares DJ Brookfield Global Infrastructure ETF (TOLZ) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index ("Global Infrastructure Index"). The Global Infrastructure Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

ProShares Inflation Expectations ETF (RINF) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the "FTSE Index") and will invest at least 80% of its total assets in securities of the FTSE Index. The FTSE Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE Index is not designed to measure the realized rate of inflation, nor does it seek to replicate the returns of any index or measure of actual consumer price levels.

The Index is constructed and maintained by Morningstar, Inc., using the asset allocation expertise of its affiliate, Ibbotson Associates, Inc., a division of Morningstar Investment Management Group. The Index is published under the Bloomberg ticker symbol "DIVALTT".

For a further description of the Fund, please see "Additional Securities, Instruments and Strategies of ProShares Morningstar Alternatives Solution ETF" in the Fund's Prospectus.

Under normal circumstances, the Fund will invest at least 80% of its total assets in Underlying ETFs.

The Fund will invest principally in the financial instruments set forth below.

  Exchange-Traded Funds — The Fund may invest in shares of other ETFs, which are registered investment companies that are traded on stock exchanges and hold assets such as stocks or bonds.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with the Fund's investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index.

In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends.

The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the returns of the Index without regard to market conditions, trends or direction.

The Fund will concentrate or focus its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated or focused.

As of May 31, 2020, the Index was not concentrated in an industry group.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's Prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate or focus its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated or focused.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund's returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.

  Risks Associated with the Use of Derivatives — Certain Underlying ETFs may obtain investment exposure through derivatives (including investing in swap agreements, futures contracts, forward contracts, options on futures contracts, securities and indexes, and similar instruments). Investing in derivatives may be considered aggressive and may expose the Underlying ETF to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When an Underlying ETF uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in the index) and the derivative, which may prevent the Underlying ETF from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Underlying ETF to losses in excess of those amounts initially invested. Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in an Underlying ETF's net assets, the terms of a swap agreement between the Underlying ETF and its counterparty may permit the counterparty to immediately close out the transaction with the Underlying ETF. In that event, the Underlying ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Underlying ETF's investment objective. This, in turn, may prevent the Underlying ETF from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the Underlying ETF's return.
  Correlation Risk — There is no guarantee that the Fund or any Underlying ETF will achieve a high degree of correlation with its index, which may hinder its ability to meet its investment objective.
  Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives, such as swap agreements, futures contracts or forward contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Such Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount such Underlying ETF expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of an Underlying ETF is insufficient or there are delays in an Underlying ETF's ability to access such collateral, the value of an investment in the Underlying ETF may decline.
  Affiliated Fund Risk — The Fund invests exclusively in Underlying ETFs that are affiliated with ProShare Advisors. The use of affiliated Underlying ETFs subjects ProShare Advisors to potential conflicts of interest; for example, because certain Underlying ETFs pay higher fees to ProShare Advisors than other Underlying ETFs, ProShare Advisors could be incentivized to allocate the Fund's assets to Underlying ETFs that pay higher fees. Additionally, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing additional shares of that Underlying ETF, which may increase correlation risk.
  Investment in Underlying ETFs Risk — The Fund expects to invest substantially all of its assets in the Underlying ETFs, so the Fund's investment performance is directly related to the investment performance of the Underlying ETFs. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Index. The Fund's NAV will change with changes in the value of the Underlying ETFs in which the Fund invests. As the Underlying ETFs, or the Fund's allocations among the Underlying ETFs, change from time to time, or to the extent that the expense ratio of the Underlying ETFs changes, the weighted average operating expenses borne by the Fund may increase or decrease. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders. The value of the Fund's investment in Underlying ETFs is generally based on secondary market prices and, as such, the Fund may suffer losses due to developments in the security markets, the failure of an active trading market to develop, trading halts or de-listings.
  Investment Strategy Risk — There is no guarantee that the Fund will produce positive returns. The Index allocates to the Underlying ETFs based in large part on the historical performance and other related characteristics of the individual Underlying ETFs, their benchmarks, and the asset classes they represent. There is no guarantee that the Underlying ETFs will continue to perform as they have in the past or as they are expected to perform in the future, or that the Underlying ETFs will meet their investment objectives. Furthermore, the quantitative allocation strategy utilized by the Index may allocate to the Underlying ETFs in a way that proves to be sub-optimal for a given market environment.
  Concentration and Focused Investing —The Index may concentrate (i.e., may be composed of securities that represent 25 percent or more of the value of the Index) or focus (i.e., may be composed of securities that represent a substantial portion of its value, but less than 25 percent) in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries as a group fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.
  Small- and Mid-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
  Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund's performance, resulting in losses to your investment.
  Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shock — The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. has been extremely high by historical standards. It is not possible to predict when unemployment and market conditions will return to more normal levels. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.
  Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"). This means it has the ability to invest a relatively high percentage of its assets the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund's volatility and increase the risk that the Fund's performance will decline based on the performance of a single issuer or the credit of a single counterparty.
  Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.
  Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund's shares will fluctuate in response to changes in the value of the Fund's holdings, supply and demand for shares and other market factors. In addition, the instruments held by the Fund may be traded in markets on days and at times when the Fund's listing exchange is closed for trading. As a result, the value of the Fund's holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund's holdings.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund's creation and redemption process, potentially affect the price at which the Fund's shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund's shares are halted, investors may be temporarily unable to trade shares of the Fund.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. Furthermore, the Underlying ETFs in which the Fund invests may have varying degrees of liquidity and associated spreads. Lower liquidity and wider spreads have a negative impact on the Fund's performance.
  Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund's investment exposure. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
  Tax Risk — Certain Underlying ETFs intend to qualify each year for the special tax treatment accorded a RIC and its shareholders. In order to so qualify each such Underlying ETF must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. An Underlying ETF's pursuit of its investment strategies will potentially be limited by the Underlying ETF's intention to qualify for such treatment and could adversely affect its ability to so qualify. The Underlying ETF can make certain investments, the treatment of which for these purposes is unclear. If, in any year, an Underlying ETF were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Underlying ETF would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income, which could substantially reduce the Fund's return on its investment in such Underlying ETF. In addition, such failure could jeopardize the Fund's status as a RIC. If, in any year, the Fund were to fail to qualify as a RIC, the Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund's net assets and the amount of income available for distribution. Please see the Statement of Additional Information for more information.
  Valuation Risk — In certain circumstances, (e.g., if ProShare Advisors believes market quotations do not accurately reflect the fair value of an investment or a trading halt closes an exchange or market early), ProShare Advisors may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio assets that are valued using techniques other than market quotations, including "fair valued" investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund or an Underlying ETF could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund or an Underlying ETF would incur a loss because a portfolio investment is sold at a discount to its established value.

Risks Related to the Underlying ETFs

The Fund is subject to the risks of the Underlying ETFs to the extent it allocates to the relevant Underlying ETFs. Investments in the Underlying ETFs may subject the Fund to the following risks:

  Risks Associated with the Use of Derivatives — Certain Underlying ETFs may obtain investment exposure through derivatives (including investing in swap agreements, futures contracts, options on futures contracts, securities and indexes, forward contracts and similar instruments). Investing in derivatives may be considered aggressive and may expose the Underlying ETF to greater risks than investing directly in the reference asset(s) underlying those derivatives (e.g., the securities contained in an Underlying ETF's index). When an Underlying ETF uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in the index) and the derivative, which may prevent the Underlying ETF from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Underlying ETF to losses in excess of those amounts initially invested.
  Counterparty Risk — Certain Underlying ETFs will invest in derivatives involving third parties (i.e., counterparties). The use of derivatives, such as swap agreements, futures contracts or forward contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Such Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount such Underlying ETF expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of an Underlying ETF is insufficient or there are delays in an Underlying ETF's ability to access such collateral, the value of an investment in the Underlying ETF may decline.
  Short Sale Exposure Risk — Certain Underlying ETFs may seek inverse or "short" exposure through financial instruments, which may cause them to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Underlying ETF's return or result in a loss. To the extent that, at any particular point in time, the securities underlying the short position may be thinly-traded or have a limited market, including due to regulatory action, an Underlying ETF may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Underlying ETF's ability to issue additional Creation Units may be adversely affected. Any income, dividends or payments by the assets underlying the Underlying ETF's short positions will negatively impact the Underlying ETF.
  Long/Short Risk — Certain Underlying ETFs seek both long and short exposure. There is no guarantee that the returns on the Underlying ETFs' long or short positions will produce positive returns and the Underlying ETFs could lose money if either or both the Underlying ETFs' long and short positions produce negative returns. As a result, such investments may give rise to losses that exceed the amount invested in those assets.
  Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in an Underlying ETF's net assets, the terms of a swap agreement between the Underlying ETF and its counterparty may permit the counterparty to immediately close out the transaction with the Underlying ETF. In that event, the Underlying ETF may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Underlying ETF's investment objective. This, in turn, may prevent the Underlying ETF from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Underlying ETF's return.
  Breakeven Inflation Investing Risk — ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the FTSE Index. The FTSE Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the FTSE i Index (and the fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy.
  There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE Index over time, or that the fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE Index or the fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE Index or the fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE Index or the value of the fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the fund may not serve as an effective hedge against inflation.
  Commodity and Currency Risk — Investments linked to commodity or currency futures contracts can be highly volatile compared to investments in traditional securities and funds holding instruments linked to commodity or currency futures contracts may experience large losses. The value of instruments linked to commodity or currency futures contracts may be affected by market movements, commodity or currency benchmarks (as the case may be), volatility, changes in interest rates, or factors affecting a particular industry, commodity or currency. For example, commodity futures contracts may be affected by numerous factors, including drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international, economic, political or regulatory developments. High volatility may have an adverse impact on certain Underlying ETFs beyond the impact of any performance-based losses of the underlying indexes.
  Risks Related to a Managed Futures Strategy — ProShares Managed Futures Strategy ETF is an actively managed ETF that seeks to achieve positive returns that are not directly correlated to broad equity or fixed income markets. The fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies by taking long or short positions in related futures contracts and is based on a quantitative trading strategy.
  The fund takes long or short positions primarily based on the performance trends of the individual components. There can be no assurance that such trends are an accurate indicator of future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the Underlying ETF may suffer significant losses. The Underlying ETF's Benchmark is based on futures prices, not spot prices. Futures can perform very differently from spot prices. This Underlying ETF's exposure to commodity or financial futures markets may subject it to greater volatility than investments in traditional securities, which may adversely affect an investor's investment in that Underlying ETF. Certain index components of that Underlying ETF have experienced high volatility in the past.
  Certain of these futures contracts are subject to risks related to rolling, which is the process in which an Underlying ETF closes out and replaces futures contracts that near expiration with futures contracts with a later expiration. The prices at which the Underlying ETF can replace expiring commodity futures contracts or financial futures contracts may be higher or lower in the nearer months than in the more distant months. The pattern of higher futures prices for longer expiration futures contracts is often referred to as "contango." The pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." The presence of contango in certain commodity futures contracts or financial futures contracts at the time of rolling would be expected to adversely affect long positions held by the Underlying ETF and positively affect short positions held by the Underlying ETF. The presence of backwardation would be expected to adversely affect short positions and positively affect long positions.
  The Underlying ETF is not an index tracking ETF and will seek to enhance its performance by actively selecting investments with varying maturities from the underlying components of the Benchmark. If such strategy fails to produce the intended results, the Underlying ETF could underperform the Benchmark or other funds with a similar investment objective and/or strategies.
  The Underlying ETF will not invest directly in commodity futures contracts. The Underlying ETF expects to gain exposure to these investments by investing a portion of its assets in a wholly-owned subsidiary of the Underlying ETF organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is not an investment company registered under the 1940 Act.
  Risks Related to a Merger Arbitrage Strategy — ProShares Merger ETF uses a global merger arbitrage strategy that seeks to capture the spread between the price at which the stock of a company (each such company, a "Target") trades after a proposed acquisition of such Target is announced and the value (cash plus stock) that the acquiring company (the "Acquirer") has proposed to pay for the stock of the Target (a "Spread"). Such a Spread typically exists due to the uncertainty that the announced merger, acquisition or other corporate reorganization (each, a "Deal") will close, and if it closes, that such Deal will be at the initially proposed economic terms. There is no assurance that any of the Deals reflected in this Underlying ETF will be successfully completed. In particular, in certain market conditions, it is possible that most or all of the Deals could fail. If any Deal reflected in this Underlying ETF is not consummated, the Spread between the price offered for the Target and the price at which the shares of the Target trade is expected to widen. In such cases the price of the Target commonly falls back to pre-Deal announcement levels, typically resulting in significant losses well in excess of the post-announcement Spread the strategy attempts to capture. This could adversely affect the performance of this Underlying ETF and the performance of the Fund. Deals may be terminated, renegotiated, or subject to a longer time frame than initially contemplated due to business, regulatory, or other concerns. Any of these events may negatively impact the performance of this Underlying ETF. This Underlying ETF may also delete transactions under certain circumstances, thus precluding any potential future gains. Also, foreign companies involved in pending mergers or acquisitions may present risks distinct from comparable transactions completed solely within the U.S.
  Furthermore, the Merger Arbitrage Strategy seeks to hedge its exposure to foreign currencies. These hedges will in many cases not fully eliminate the exposure to a particular currency. In addition, interest rate differentials and additional transaction costs can diminish the effectiveness of a particular hedging position. All of these factors may cause additional risk.
  Risks Relating to Investing in Listed Private Equity Companies — ProShares Global Listed Private Equity ETF may be subject to risks faced by companies in the private equity sector, in particular the returns of such companies' underlying investments. There are certain risks inherent in investing in listed private equity companies, which encompass business development companies ("BDCs") and other financial institutions whose principal business is to invest in and provide mezzanine financing to privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors in such companies may not be able to make a fully informed investment decision. Private equity securities also carry risks associated with unclear ownership and market access constraints. In addition, at times, a private equity company may hold a significant portion of its assets in cash or cash equivalents (e.g., after divesting itself of its interests in a portfolio company upon the portfolio company's IPO, merger or recapitalization). This may result in lower returns than if the private equity company had invested such cash or cash equivalents in successful portfolio companies. Furthermore, investments in listed private equity companies may include investments in BDCs. BDCs are special investment vehicles designed to facilitate capital formation for small and middle-market companies. BDCs are registered under the 1940 Act, but may be exempt from many of its regulatory constraints provided that they comply with certain investment guidelines. BDCs may carry additional risks such as limited investment opportunities, uncertainties surrounding valuation, leverage and management risk.
  Risks Relating to Restrictions on Investment Company Investments — Certain Underlying ETFs that invest in BDCs or other investment companies may not acquire greater than three percent (3%) of the total outstanding shares of such companies. As a result, the ability of such Underlying ETFs to purchase certain of the securities as dictated by their strategy could be limited. In these circumstances, such Underlying ETF may be required to use sampling techniques, which could increase "Correlation Risk", as described above.
  Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.

Debt instruments in the underlying index may underperform other debt instruments that track other markets, segments and sectors.

  U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
  Equity and Market Risk — Equity markets are volatile, and the value of securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the underlying index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in an Underlying ETF to decrease over short or long periods of time.
  Foreign Currency Risk/Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus similar investments that do not have foreign currency exposure. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Devaluations of a currency by a government or banking authority may also have significant impact on the value of any investments linked to or denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets are also generally not as regulated as securities markets. In addition, in order to transact in foreign investments, certain Underlying ETFs may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings. In certain "restricted market" countries (which limit the ability of non-nationals to transact in those countries' currencies), the Underlying ETF will be limited in its ability to use multiple dealers to obtain exchange rates. This may result in potentially higher costs for the Underlying ETF, and increased correlation risk. Further, the limitation on dealers may cause delays in execution, which may also increase correlation risk.
  Foreign Investments Risk/Exposure to Foreign Investments Risk — Investing in securities of foreign issuers may provide Underlying ETFs with increased risk. Various factors related to foreign investments may negatively impact the Underlying ETFs' and their respective Index's performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Underlying ETFs might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Underlying ETFs' ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Underlying ETFs are exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.
  Geographic Concentration Risk — Underlying ETFs that focus their investments in particular foreign countries or geographic regions, may be more volatile than more geographically diversified funds. The performance of these Underlying ETFs will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Benchmark/Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There is no guarantee or assurance that the methodology used to create the Index, or a benchmark or index for a particular Underlying ETF, will result in the Fund or an Underlying ETF, as applicable, achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or a benchmark or index for a particular Underlying ETF, or the daily calculation of the Index, or a benchmark or index for a particular Underlying ETF, will be free from error. It is also possible that the value of the Index, or a benchmark or index for a particular Underlying ETF, may be subject to intentional manipulation by third-party market participants. The Index or benchmark for a particular Underlying ETF may underperform, and the Fund or an Underlying ETF could lose value, while the levels of other indices or measures of market performance increase in value. Each of these factors could have a negative impact on the performance of the Fund.
  In addition, the Merrill Lynch Factor Model — Exchange Series, the benchmark for ProShares Hedge Replication ETF (an Underlying ETF), does not in any way represent a managed hedge fund or group of hedge funds, and there is no guarantee that it will achieve returns correlated with any hedge fund, group of hedge funds, or the HFRI (an index that the Merrill Lynch Factor Model — Exchange Series is designed to correlate to). Neither ProShare Advisors nor the Model Sponsor has any control over the composition or compilation of the HFRI, and there is no guarantee that the HFRI will continue to be produced.

Each of the Underlying ETFs is also subject to the following risks described above under the caption "Principal Risks Related to the Fund": Correlation Risk, Early Close/Late Close/Trading Halt Risk, Liquidity Risk, Market Price Variance Risk, Portfolio Turnover Risk, Tax Risk and Valuation Risk.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's Prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund.

In addition, the Fund's performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.

Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting the Fund's website (www.proshares.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.proshares.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

ProShares Morningstar Alternatives Solution ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.95%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.00%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	515
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	$ 2,194
2015	rr_AnnualReturn2015	(3.84%)
2016	rr_AnnualReturn2016	2.12%
2017	rr_AnnualReturn2017	2.46%
2018	rr_AnnualReturn2018	(3.69%)
2019	rr_AnnualReturn2019	7.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.19%)
OneYear	rr_AverageAnnualReturnYear01	7.58%
FiveYears	rr_AverageAnnualReturnYear05	0.83%
SinceInception	rr_AverageAnnualReturnSinceInception	1.12%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2014
ProShares Morningstar Alternatives Solution ETF | After Taxes on Distributions | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	6.83%
FiveYears	rr_AverageAnnualReturnYear05	0.15%
SinceInception	rr_AverageAnnualReturnSinceInception	0.45%
InceptionDate	rr_AverageAnnualReturnInceptionDate
ProShares Morningstar Alternatives Solution ETF | After Taxes on Distributions and Sales of Shares | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	4.73%
FiveYears	rr_AverageAnnualReturnYear05	0.45%
SinceInception	rr_AverageAnnualReturnSinceInception	0.68%
InceptionDate	rr_AverageAnnualReturnInceptionDate
ProShares Morningstar Alternatives Solution ETF | Morningstar® Diversified AlternativesSM Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	7.42%	[3]
FiveYears	rr_AverageAnnualReturnYear05	(0.90%)	[3]
SinceInception	rr_AverageAnnualReturnSinceInception	1.26%	[3]
InceptionDate	rr_AverageAnnualReturnInceptionDate		[3]

[1]	"Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value ("NAV"). "Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements in the annual report. Therefore, the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Fund's Financial Highlights in the Fund's Prospectus.
[2]	Pursuant to an Expense Limitation Agreement, ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (including Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2021. ProShare Advisors has also agreed to waive Investment Advisory and Management Services Fees through October 31, 2021. Prior to those dates, ProShare Advisors may not terminate these respective arrangements without the approval of the Fund's Board of Trustees. Expense waivers/reimbursements (but not Investment Advisory and Management Services Fees waived during the term of the Investment Advisory and Management Services Fee waiver) may be recouped by ProShare Advisors within five years of the end of the Expense Limitation Agreement's contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.